Employee benefits (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Disclosure of defined benefit plans [line items]
Percentage of collective bargaining agreements	44.00%	44.00%	43.00%	43.00%
Percentage share of employers profits	10.00%	10.00%
Employee profit sharing amount		$ 0		$ 0
Percentage payment of workers daily integrated salary	2.00%	2.00%
Defined contribution plan expense		$ 12,098		$ 12,338		$ 13,687
Republic employees [Member]
Disclosure of defined benefit plans [line items]
Percentage of collective bargaining agreements	70.00%	70.00%	79.00%	79.00%
Agreement description	The agreement initially expired on August 15, 2016, was extended for three years through August 15, 2019, and further extended through August 15, 2022.	The agreement initially expired on August 15, 2016, was extended for three years through August 15, 2019, and further extended through August 15, 2022.
Company's quarterly contributions	The extended agreement provides that Company's quarterly contributions to fund the Republic Retirement VEBA Benefit Trust (the "Benefit Trust") be reduced from $2.6 million to $0.25 million beginning in August 15, 2016 through June 30, 2019. Effective July 1, 2019, the Company's contribution to the Benefit Trust changed to $4.00 per hour for each hour worked by USW represented employees. Effective August 16, 2019, until June 30, 2022, the Company obligation to finance the Profit Trust changed again and is limited to the creation of a profit-sharing pool consisting of 3% of the quarterly profits from $ 0 to 50 million and 4% of the profits of the Company over % 50 million. Effective July 1, 2022, the Company’s contribution to the Beneficiary Trust changes back to a limit of $ 4.00 per hour worked by USW represented employees.	The extended agreement provides that Company's quarterly contributions to fund the Republic Retirement VEBA Benefit Trust (the "Benefit Trust") be reduced from $2.6 million to $0.25 million beginning in August 15, 2016 through June 30, 2019. Effective July 1, 2019, the Company's contribution to the Benefit Trust changed to $4.00 per hour for each hour worked by USW represented employees. Effective August 16, 2019, until June 30, 2022, the Company obligation to finance the Profit Trust changed again and is limited to the creation of a profit-sharing pool consisting of 3% of the quarterly profits from $ 0 to 50 million and 4% of the profits of the Company over % 50 million. Effective July 1, 2022, the Company’s contribution to the Beneficiary Trust changes back to a limit of $ 4.00 per hour worked by USW represented employees.
Fixed amount per hour for each covered employees | $ / shares		$ 1.68
VEBA Benefit Trust [Member] | USD [Member]
Disclosure of defined benefit plans [line items]
Defined contribution plan expense	$ 0		$ 1,100
401(k) Plans [Member] | USD [Member]
Disclosure of defined benefit plans [line items]
Defined contribution plan expense	$ 1,100		1,100		$ 1,000
Profit Sharing and Incentive Compensation Plans [Member]
Disclosure of defined benefit plans [line items]
Agreement description	The labor agreement includes a profit sharing plan to which the Company is required to contribute The extended agreement modified the plan to the following quarterly pretax income, as defined in the labor agreement ("EBT"): 3% of EBT between $0 and $25 million per quarter; 4% of EBT between $25 and $75 million per quarter; and 5% of EBT over $75 million per quarter.	The labor agreement includes a profit sharing plan to which the Company is required to contribute The extended agreement modified the plan to the following quarterly pretax income, as defined in the labor agreement ("EBT"): 3% of EBT between $0 and $25 million per quarter; 4% of EBT between $25 and $75 million per quarter; and 5% of EBT over $75 million per quarter.
Profit Sharing and Incentive Compensation Plans [Member] | USD [Member]
Disclosure of defined benefit plans [line items]
Defined contribution plan expense					1,000
Benefits paid	0		0		800
Republic [Member] | USD [Member]
Disclosure of defined benefit plans [line items]
Defined contribution plan expense	$ 3,100		$ 3,600		$ 3,000